FORM N-PX
                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-02120

                              Security Income Fund
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               (Exact name of registrant as specified in charter)

                  One Security Benefit Place, Topeka, KS 66636
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                    (Address of principal executive offices)

              Richard M. Goldman, President, Security Income Fund,
                  One Security Benefit Place, Topeka, KS 66636
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (785) 438-3000

Date of Fiscal year-end:  12/31

Date of reporting period:  7/1/2010 - 6/30/2011
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=================== SECURITY INCOME FUND - HIGH YIELD SERIES ===================


CAPITOL FEDERAL FINANCIAL, INC.

Ticker:       CFFN           Security ID:  14057J101
Meeting Date: FEB 22, 2011   Meeting Type: Annual
Record Date:  JAN 11, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jeffrey M. Johnson       For       For          Management
1.2   Elect Director Michael T. McCoy         For       For          Management
1.3   Elect Director Marilyn S. Ward          For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   Three     One Year     Management
                                              Years
4     Ratify Auditors                         For       For          Management


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CIT GROUP INC.

Ticker:       CIT            Security ID:  125581801
Meeting Date: MAY 10, 2011   Meeting Type: Annual
Record Date:  MAR 14, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director John A. Thain            For       For          Management
2     Elect Director Michael J. Embler        For       For          Management
3     Elect Director William M. Freeman       For       For          Management
4     Elect Director David M. Moffett         For       For          Management
5     Elect Director R. Brad Oates            For       For          Management
6     Elect Director Marianne Miller Parrs    For       For          Management
7     Elect Director Gerald Rosenfeld         For       For          Management
8     Elect Director John R. Ryan             For       For          Management
9     Elect Director Seymour Sternberg        For       For          Management
10    Elect Director Peter J. Tobin           For       For          Management
11    Elect Director Laura S. Unger           For       For          Management
12    Ratify Auditors                         For       For          Management
13    Advisory Vote to Ratify Named Executive For       Against      Management
      Officers' Compensation
14    Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
15    Approve Qualified Employee Stock        For       For          Management
      Purchase Plan


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NEFF CORP.

Ticker:                      Security ID:  640094AF5
Meeting Date: SEP 01, 2010   Meeting Type: Written Consent
Record Date:  JUL 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      Did Not Vote Management
2     Reject The Thrid Party Release          None      Did Not Vote Management


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SATELITES MEXICANOS SA

Ticker:                      Security ID:  803895AE1
Meeting Date: APR 04, 2011   Meeting Type: Written Consent
Record Date:  MAR 03, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept The Satmex Plan                  None      Did Not Vote Management
2     Accept The Alterna TV Plan              None      Did Not Vote Management
3     Accept The Alterna TV International     None      Did Not Vote Management
      Plan
4     Opt Out Release                         None      Did Not Vote Management


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SEMGROUP CORP.

Ticker:       SEMG           Security ID:  81663A105
Meeting Date: MAY 25, 2011   Meeting Type: Annual
Record Date:  APR 08, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Ronald A. Ballschmiede   For       For          Management
1.2   Elect Director Sarah M. Barpoulis       For       For          Management
1.3   Elect Director John F. Chlebowski       For       For          Management
1.4   Elect Director Stanley C. Horton        For       For          Management
1.5   Elect Director Karl F. Kurz             For       For          Management
1.6   Elect Director Thomas R. McDaniel       For       For          Management
1.7   Elect Director Norman J. Szydlowski     For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Auditors                         For       For          Management


============= SECURITY INCOME FUND - U.S. INTERMEDIATE BOND SERIES =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
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================================================================================

The following series had not commenced operations as of June 30, 2011 and therefore have no matters to report on Form N PX for the period covered by this report:

Rydex|SGI Municipal Income Fund

================================================================================


                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                             SECURITY INCOME FUND
                                             (Registrant)

                                             By:   RICHARD M. GOLDMAN
                                                   -----------------------------
                                                   Richard M. Goldman, President

                                             Date: August 22, 2011